Note 16 - Financial instruments (Detail) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities (USD $)	12 Months Ended
Nov. 30, 2012
Accounts Payable [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	$ 512,360
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	224,797
Employee Cost Payable [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	663,222
Lease Obligations [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	12,188
Lease Obligations [Member] | 3 to 6 Months [Member]
Undiscounted future cash flows	12,638
Lease Obligations [Member] | 6 to 9 Months [Member]
Undiscounted future cash flows	13,591
Lease Obligations [Member] | 9 Months to 1 Year [Member]
Undiscounted future cash flows	13,107
Lease Obligations [Member] | Greater Than 1 Year [Member]
Undiscounted future cash flows	46,242
Due to Related Party [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	783,717
Less Than 3 Months [Member]
Undiscounted future cash flows	2,196,284
3 to 6 Months [Member]
Undiscounted future cash flows	12,638
6 to 9 Months [Member]
Undiscounted future cash flows	13,591
9 Months to 1 Year [Member]
Undiscounted future cash flows	13,107
Greater Than 1 Year [Member]
Undiscounted future cash flows	$ 46,242